Share capital - Other (Details)				6 Months Ended
	Nov. 29, 2024 shares	May 06, 2024 USD ($) shares	Feb. 07, 2024 USD ($) $ / shares shares	Dec. 31, 2024 shares	Jun. 30, 2024 shares	Apr. 15, 2024 USD ($) $ / shares shares	Feb. 06, 2024 USD ($) $ / shares shares	Nov. 23, 2023 USD ($) $ / shares shares
Share capital
Authorized share capital | $						$ 50,000	$ 50,000
Shares redesignated						1,000
Ordinary shares
Share capital
Authorized share capital | $							$ 50,000	$ 50,000
Authorized shares			2,000,000,000			1,999,997,000	50,000	50,000
Par value | $ / shares			$ 0.000025			$ 0.000025	$ 1	$ 1
Share split			0.000025
Shares issued	120,000			120,000
Series A preference shares
Share capital
Authorized shares						3,000
Par value | $ / shares						$ 0.000025
Shares issued	6,300	100	2,000	6,300	2,100
Issuance of preference shares | $		$ 500,000	$ 10,000,000
Shares redesignated						1,000